Financial instruments - additional disclosures - Details of net financial assets and financial liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial assets	$ 3,893	$ 3,403
Total financial liabilities	6,046	6,037
Net financial assets and financial liabilities	(2,153)	(2,634)
Financial debts | Senior notes due 2026, 2028, 2029, 2030, 2032, 2049 and 2052
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial liabilities	4,566	4,541
Financial liabilities, at fair value	4,347	4,145
Financial liabilities - measured at amortized cost or cost
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial liabilities	5,946	5,929
Financial liabilities - measured at amortized cost or cost | Financial debts
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial liabilities	135	97
Financial liabilities - measured at amortized cost or cost | Lease liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial liabilities	71	71
Financial liabilities - measured at amortized cost or cost | Trade payables
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial liabilities	811	861
Financial liabilities - measured at amortized cost or cost | Current financial liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial liabilities	1,017	1,029
Financial liabilities - measured at amortized cost or cost | Financial debts
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial liabilities	4,594	4,541
Financial liabilities - measured at amortized cost or cost | Lease liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial liabilities	335	359
Financial liabilities - measured at amortized cost or cost | Non-current financial liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial liabilities	4,929	4,900
Financial liabilities - measured at FVPL
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial liabilities	100	108
Financial liabilities - measured at FVPL | Contingent consideration liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial liabilities	90	98
Financial liabilities - measured at FVPL | Derivative financial instruments
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial liabilities	10	10
Financial assets - measured at fair value through other comprehensive income ("FVOCI")
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial assets	147	88
Valued at amortized cost or cost
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial assets	2,479	2,168
Measured at FVPL
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial assets	173	167
Cash in current accounts
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial assets	270	281
Cash held in time deposits and money market funds
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial assets	824	699
Cash and cash equivalents
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial assets	1,094	980
Long-term financial investments | Financial assets - measured at fair value through other comprehensive income ("FVOCI")
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial assets	147	88
Long-term financial investments | Measured at FVPL
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial assets	1	20
Trade receivables | Valued at amortized cost or cost
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial assets	1,770	1,673
Income tax receivables | Valued at amortized cost or cost
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial assets	34	13
Other current assets (excluding prepaid expenses and other current assets measured at FVPL) | Valued at amortized cost or cost
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial assets	306	303
Long-term note receivable and other financial assets | Valued at amortized cost or cost
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial assets	161	0
Long-term receivables from customers | Valued at amortized cost or cost
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial assets	126	119
Non-current minimum lease payments from finance lease agreements | Valued at amortized cost or cost
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial assets	38	38
Long-term loans, VAT receivables, advances and security deposits | Valued at amortized cost or cost
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial assets	44	22
Deferred compensation assets | Measured at FVPL
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial assets	163	139
Current portion of long-term financial investments | Measured at FVPL
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial assets	7	0
Derivatives | Measured at FVPL
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial assets	$ 2	$ 8